Consolidated Condensed Schedule of Investments	Dec. 31, 2015 USD ($)
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	54.41%
Investments Owned - broker trading accounts, cost	$ 0
Investments Owned, cost	111,958,454
Investments Owned, Fair Value	116,297,654
Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (376,403)
Percent of Partners' Capital (Net Asset Value)	(0.18%)
Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 7,642	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]
Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (1,552,145)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.73%)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (632,461)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (186,020)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.09%)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 97,771	[1]
Percent of Partners' Capital (Net Asset Value)	0.05%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 11,957	[1]
Percent of Partners' Capital (Net Asset Value)	0.01%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (407,958)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.19%)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (860)	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (29,400)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.01%)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (48,181)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.02%)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (69,770)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.03%)	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (919,684)	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 29,425	[1]
Percent of Partners' Capital (Net Asset Value)	0.01%	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (827,562)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.39%)	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (110,937)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.05%)	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 161	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (10,771)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.01%)	[1]
Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 1,168,100
Percent of Partners' Capital (Net Asset Value)	0.55%
Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 2,131,439
Percent of Partners' Capital (Net Asset Value)	1.00%
Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (248,301)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.12%)	[1]
Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 2,379,740	[1]
Percent of Partners' Capital (Net Asset Value)	1.12%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 1,348,748	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 660,432	[1]
Percent of Partners' Capital (Net Asset Value)	0.31%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 1,000,158	[1]
Percent of Partners' Capital (Net Asset Value)	0.46%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (227,645)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.11%)	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 78,618	[1]
Percent of Partners' Capital (Net Asset Value)	0.04%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (146,785)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.07%)	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 156,442	[1]
Percent of Partners' Capital (Net Asset Value)	0.07%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (129,485)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.06%)	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (42,987)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.02%)	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 1,030,992	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 12,799	[1]
Percent of Partners' Capital (Net Asset Value)	0.01%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 1,041,906	[1]
Percent of Partners' Capital (Net Asset Value)	0.49%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (108,667)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.05%)	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 277,638	[1]
Percent of Partners' Capital (Net Asset Value)	0.13%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 5,103	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (197,787)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.09%)	[1]
Open short contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	0.00%
Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 1,755,036
Percent of Partners' Capital (Net Asset Value)	0.82%
Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (240,659)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.12%)	[1]
Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 827,595	[1]
Percent of Partners' Capital (Net Asset Value)	0.39%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 716,287	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 474,412	[1]
Percent of Partners' Capital (Net Asset Value)	0.22%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 1,097,929	[1]
Percent of Partners' Capital (Net Asset Value)	0.51%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (215,688)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.10%)	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (329,340)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.15%)	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (147,645)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.07%)	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 127,042	[1]
Percent of Partners' Capital (Net Asset Value)	0.06%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (177,666)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.08%)	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (112,757)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.05%)	[1]
Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 111,308	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 42,224	[1]
Percent of Partners' Capital (Net Asset Value)	0.02%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 1,041,906	[1]
Percent of Partners' Capital (Net Asset Value)	0.49%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (936,229)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.44%)	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 166,701	[1]
Percent of Partners' Capital (Net Asset Value)	0.08%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 5,264	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ (208,558)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.10%)	[1]
Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	$ 1,168,100
Percent of Partners' Capital (Net Asset Value)	0.55%
Securities owned | Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	8.97%
Investments Owned, cost	$ 19,158,638
Investments Owned, Fair Value	$ 19,181,775
Securities owned | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	38.59%
Investments Owned, cost	$ 82,242,670
Investments Owned, Fair Value	$ 82,472,451
Securities owned | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	6.85%
Investments Owned, cost	$ 14,599,766
Investments Owned, Fair Value	$ 14,643,428
Securities owned | Federal Farm Credit Banks | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	18.06%
Investments Owned, Face Value	$ 38,500,000
Investments Owned, Rate of Return Range Minimum	1.10%
Investments Owned, Rate of Return Range Maximum	1.40%
Investments Owned, Fair Value	$ 38,605,179
Securities owned | Federal Home Loan Banks | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	20.53%
Investments Owned, Face Value	$ 43,735,000
Investments Owned, Rate of Return Range Minimum	1.10%
Investments Owned, Rate of Return Range Maximum	1.50%
Investments Owned, Fair Value	$ 43,867,272
Securities owned | Foreign commercial paper | Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	1.87%	[2]
Investments Owned, Face Value	$ 4,010,000	[2]
Investments Owned, Rate of Return Range Minimum	0.50%
Investments Owned, Rate of Return Range Maximum	0.80%
Investments Owned, Fair Value	$ 4,008,509	[2]
Securities owned | U.S. commercial paper | Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	7.10%
Investments Owned, Fair Value	$ 15,173,266
Securities owned | National Grid USA Service Company | Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	1.87%
Investments Owned, Face Value	$ 4,000,000
Investments Owned, Rate of Return	0.50%
Investments Owned, Fair Value	$ 3,999,320
Securities owned | Other | Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	5.23%	[2]
Investments Owned, Face Value	$ 11,180,000	[2]
Investments Owned, Rate of Return Range Minimum	0.40%
Investments Owned, Rate of Return Range Maximum	0.90%
Investments Owned, Fair Value	$ 11,173,946	[2]
Securities owned | Others | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	5.82%	[2]
Investments Owned, Face Value	$ 12,284,000	[2]
Investments Owned, Rate of Return Range Minimum	1.20%
Investments Owned, Rate of Return Range Maximum	1.80%
Investments Owned, Fair Value	$ 12,431,794	[2]
Securities owned | Wachovia | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	1.03%
Investments Owned, Face Value	$ 2,000,000
Investments Owned, Rate of Return	1.70%
Investments Owned, Fair Value	$ 2,211,634

[1]	No futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.
[2]	No individual position constituted greater than 1 percent of partners' capital (net asset value).